Segmental information - Other information (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	£ 1,180	£ 1,097	£ 626
Depreciation and intangible asset amortisation	(496)	(489)	(447)
Exceptional impairment of tangible assets	(72)	(3)
Exceptional impairment of intangible assets	(498)	(336)
Operating segments | North America
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	197	230	153
Depreciation and intangible asset amortisation	(95)	(80)	(76)
Exceptional impairment of tangible assets	(52)	0
Exceptional impairment of intangible assets	(29)	0
Operating segments | Europe
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	209	187	23
Depreciation and intangible asset amortisation	(98)	(93)	(31)
Exceptional impairment of tangible assets	2	(3)
Exceptional impairment of intangible assets	(25)	(96)
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	166	146	56
Depreciation and intangible asset amortisation	(61)	(93)	(60)
Exceptional impairment of tangible assets	(22)	0
Exceptional impairment of intangible assets	(444)	(240)
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	121	128	20
Depreciation and intangible asset amortisation	(18)	(16)	(16)
Exceptional impairment of tangible assets	0	0
Exceptional impairment of intangible assets	0	0
Operating segments | Africa
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	126	139	125
Depreciation and intangible asset amortisation	(80)	(81)	(79)
Exceptional impairment of tangible assets	0	0
Exceptional impairment of intangible assets	0	0
Operating segments | SC&P
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	356	256	125
Depreciation and intangible asset amortisation	(134)	(116)	(126)
Exceptional impairment of tangible assets	0	0
Exceptional impairment of intangible assets	0	0
Corporate and other
Disclosure of operating segments [line items]
Purchase of property, plant and equipment and computer software	5	11	124
Depreciation and intangible asset amortisation	(10)	(10)	£ (59)
Exceptional impairment of tangible assets	0	0
Exceptional impairment of intangible assets	£ 0	£ 0